2b. Intangible Assets (Details - Amortization Schedule) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Future amortization 2013		$ 91,040
Future amortization 2014		91,040
Future amortization 2015		57,707
Future amortization 2016		41,040
Future amortization 2017		20,957
Thereafter		0
Total future amortization	$ 233,504	$ 301,784	$ 166,667